Segment Information and Sales to Significant Customers - Summary Sales to Significant Customers (Parenthetical) (Detail)			12 Months Ended
		Apr. 01, 2020	Sep. 30, 2021	Sep. 30, 2020
Concentration risk, Customer		Starting April 1, 2020, following the merger of two significant customers, their respective revenue was consolidated.
Revenue [Member] | Customer two concentration risk [Member]
Percentage of revenue from significant customer	[1]		19.10%	12.10%
Revenue [Member] | Customer two concentration risk [Member] | Significant customers group [Member]
Percentage of revenue from significant customer			10.00%	10.00%

[1]	Starting April 1, 2020, following the merger of two significant customers, their respective revenue was consolidated.